INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ 38.3	$ 45.1
Deferred income tax	(7.9)	(7.1)
Total income tax expense	30.4	38.0
Domestic Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	3.1	3.3
Deferred income tax - origination and reversal of temporary differences	(22.6)	(3.5)
Foreign Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	35.2	41.8
Deferred income tax - origination and reversal of temporary differences	$ 14.7	$ (3.6)